INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Less impairment	$ (324,397)	$ 0
Software develpoment costs	655,641
Intangible assets net	384,092	1,480,980
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Patents and licenses	1,175,580	1,084,081
Less accumulated amortization	(467,091)	(186,927)
Less impairment	(324,397)	0
Intangible assets, gross	384,092	897,154
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Less impairment	(655,641)	0
Intangible assets, gross	0	583,826
Software develpoment costs	$ 655,641	$ 583,826